Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Employee-related costs	$ 815.2	$ 804.7	$ 726.4
SBC expense included in above employee-related costs	34.1	33.4	30.1
Freight and transportation costs	90.3	97.0	79.3
Depreciation expense (including depreciation on ROU assets)	105.8	73.7	67.6
Rental expense	5.3	$ 35.4	$ 28.5
Depreciation expense	$ 32.5